Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets obtained in exchange for lease obligations operating leases	$ 700,000	$ 770,000
Beeline Financial Holdings Inc [Member]
Cash paid for amounts included in the measurement of lease liabilities operating cash flows from operating leases	340,149	451,199
Cash paid for amounts included in the measurement of lease liabilities operating cash flows from finance leases
Cash paid for amounts included in the measurement of lease liabilities finance cash flows from finance leases
Right-of-use assets obtained in exchange for lease obligations operating leases	3,716,897	3,716,897
Right-of-use assets obtained in exchange for lease obligations finance leases